Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined contribution plan, cost recognized	$ 278	$ 266	$ 297